Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 56.6%
BlackRock Advantage Emerging Markets Fund, Class K	546,299	$ 5,927,344
BlackRock Tactical Opportunities Fund, Class K	500,997	7,114,160
Diversified Equity Master Portfolio	$91,392,162	91,392,162
International Tilts Master Portfolio	$18,771,614	18,771,614
iShares Developed Real Estate Index Fund, Class K	641,579	6,736,581
iShares MSCI EAFE Small-Cap ETF	90,015	6,094,016
		136,035,877
Fixed-Income Funds — 21.4%
BlackRock Diversified Fixed Income Fund, Class K	3,217,793	31,663,086
BlackRock High Yield Bond Portfolio, Class K	142,254	1,029,918
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,638,507
iShares TIPS Bond ETF	128,236	14,166,231
		51,497,742

Security	Shares	Value
Money Market Funds — 22.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	4,748,421	$ 4,752,694
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	49,430,678	49,430,678
		54,183,372
Total Investments — 100.5% (Cost: $216,343,567)		241,716,991
Liabilities in Excess of Other Assets — (0.5)%		(1,085,827)
Net Assets — 100.0%		$ 240,631,164

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,194,299	$ 42,072	$ —	$ —	$ 690,973	$ 5,927,344	546,299	$ 42,073	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,018,948	—	(9,266,310)(a)	(1,843)	1,899	4,752,694	4,748,421	19,439 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,625,496	23,805,182 (a)	—	—	—	49,430,678	49,430,678	1,639,931	—
BlackRock Diversified Fixed Income Fund, Class K	20,395,533	10,757,194	—	—	510,359	31,663,086	3,217,793	1,113,560	—
BlackRock High Yield Bond Portfolio, Class K	1,364,883	663,479	(1,026,330)	26,280	1,606	1,029,918	142,254	60,295	—
BlackRock Tactical Opportunities Fund, Class K	6,658,252	—	—	—	455,908	7,114,160	500,997	—	—
Diversified Equity Master Portfolio	57,080,131	19,649,790 (a)(c)	—	7,255,744	7,406,497	91,392,162	$91,392,162	1,177,376	—
International Tilts Master Portfolio	14,398,389	2,336,876 (a)(c)	—	957,727	1,078,622	18,771,614	$18,771,614	363,134	—
iShares Developed Real Estate Index Fund, Class K	3,551,019	2,982,608	(457,000)	(8,961)	668,915	6,736,581	641,579	90,811	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,543,257	—	—	—	95,250	4,638,507	41,056	130,783	—
iShares MSCI EAFE Small-Cap ETF	5,571,929	—	—	—	522,087	6,094,016	90,015	80,933	—
iShares TIPS Bond ETF	8,700,993	5,061,136	—	—	404,102	14,166,231	128,236	256,870	—
				$ 8,228,947	$ 11,836,218	$ 241,716,991		$ 4,975,205	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	12	12/12/24	$ 2,230	$ 91,455
S&P/TSE 60 Index	17	12/19/24	3,631	68,446
U.S. Long Bond	48	12/19/24	5,969	(18,079)
Ultra U.S. Treasury Bond	10	12/19/24	1,333	(15,439)
E-mini Russell 2000 Index	57	12/20/24	6,410	272,372
MSCI EAFE Index	69	12/20/24	8,583	191,480
MSCI Emerging Markets Index	157	12/20/24	9,206	586,651
S&P 500 Micro E-Mini Index	123	12/20/24	3,576	63,318
				$ 1,240,204
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,148,689	USD	6,743,601	JPMorgan Chase Bank N.A.	12/18/24	$ 278,244
CAD	3,131,223	USD	2,306,710	JPMorgan Chase Bank N.A.	12/18/24	13,098
CAD	4,691,099	USD	3,455,737	JPMorgan Chase Bank N.A.	12/18/24	19,724
CAD	352,000	USD	259,711	Morgan Stanley & Co. International PLC	12/18/24	1,073
EUR	3,946,507	USD	4,363,118	Morgan Stanley & Co. International PLC	12/18/24	43,650
USD	80,800	JPY	11,277,000	Morgan Stanley & Co. International PLC	12/18/24	1,532
						357,321
USD	29,850	EUR	27,000	Deutsche Bank AG	12/18/24	(299)
						$ 357,022
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,952	$ 251,478	$ —	$ 251,478
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	375	31,957	—	31,957
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	827	70,392	—	70,392
1-Day SOFR plus 0.69%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	342	28,742	—	28,742
									$ 382,569	$ —	$ 382,569
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 25,872,101	$ —	$ —	$ 25,872,101
Fixed-Income Funds	51,497,742	—	—	51,497,742
Money Market Funds	54,183,372	—	—	54,183,372
	$131,553,215	$—	$—	131,553,215
Investments Valued at NAV(a)				110,163,776
				$ 241,716,991
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,182,267	$ 474,024	$ —	$ 1,656,291
Foreign Currency Exchange Contracts	—	357,321	—	357,321
Liabilities
Foreign Currency Exchange Contracts	—	(299)	—	(299)
Interest Rate Contracts	(33,518)	—	—	(33,518)
	$1,148,749	$831,046	$—	$1,979,795

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments